Financial risk management (Details 4) - BRL (R$) R$ in Thousands		Jun. 30, 2019		Jun. 30, 2018	Jun. 30, 2017
Current
Trade accounts receivable, net		R$ 112,646		R$ 78,557
Derivative financial instruments		5,906		28,299
Biological assets		99,881		61,993
Noncurrent
Trade accounts receivable, net		180,597		55,423
Derivative financial instruments		1,013		4,053
Biological assets		23,235		34,053
Investment properties		548,717		557,152	R$ 389,799
Current
Derivative financial instruments		11,055		10,489
Noncurrent
Derivative financial instruments				2,145
Financial liabilities measured at amortized cost [Member]
Current
Trade accounts payable		63,959		48,518
Loans,financing and debentures	[1]	76,608		68,412
Related-party transactions		2,405		1,831
Noncurrent
Loans,financing and debentures	[1]	209,245		187,393
Fair value [Member] | Financial liabilities measured at amortized cost [Member]
Current
Trade accounts payable		63,959		48,518
Loans,financing and debentures	[1]	76,608		68,412
Related-party transactions		2,405		1,831
Noncurrent
Loans,financing and debentures	[1]	209,245		187,393
Financial assets measured at amortized cost [Member]
Current
Trade accounts receivable, net		71,295		57,185
Related-party transactions		1,987		166
Financial assets measured at amortized cost [Member] | Fair value [Member]
Current
Trade accounts receivable, net		71,295		57,185
Related-party transactions		1,987		166
Financial assets measured at fair value through profit and loss [Member]
Current
Cash equivalents		81,013		81,213
Marketable securities		4,038		11,215
Receivable from sale of farm, net		41,351	[2]	21,372
Derivative financial instruments	[3]	5,906		28,299
Noncurrent
Marketable securities		9,114		18,226
Receivable from sale of farm		180,597	[2]	55,423
Derivative financial instruments	[3]	1,013		4,053
Biological assets				34,053
Financial assets measured at fair value through profit and loss [Member] | Fair value [Member]
Current
Cash equivalents		81,013		81,213
Marketable securities		4,038		11,215
Receivable from sale of farm, net		41,351	[2]	21,372
Derivative financial instruments	[3]	5,906		28,299
Noncurrent
Marketable securities		9,114		18,226
Receivable from sale of farm		180,597	[2]	55,423
Derivative financial instruments	[3]	1,013		4,053
Biological assets				34,053
Non-financial assets measured at fair value [Member]
Current
Biological assets		99,881		61,993
Noncurrent
Biological assets		23,235
Non-financial assets measured at fair value [Member] | Fair value [Member]
Current
Biological assets				61,993
Noncurrent
Biological assets
Non-financial assets measured at cost [Member]
Noncurrent
Investment properties		548,717		557,152
Non-financial assets measured at cost [Member] | Fair value [Member]
Noncurrent
Investment properties		1,471,248		1,385,780
Financial liabilities measured at fair value through profit and loss [Member]
Current
Finance lease sugarcane crop - Partnership III		254		1,676
Derivative financial instruments	[3]	11,055		10,489
Noncurrent
Finance lease sugarcane crop - Partnerships III and IV		20,943		18,539
Derivative financial instruments	[3]			2,145
Financial liabilities measured at fair value through profit and loss [Member] | Fair value [Member]
Current
Finance lease sugarcane crop - Partnership III		254		1,676
Derivative financial instruments	[3]	11,055		10,489
Noncurrent
Finance lease sugarcane crop - Partnerships III and IV		20,943		18,539
Derivative financial instruments	[3]			2,145
Quoted prices in active markets (Level 1) [Member] | Financial liabilities measured at amortized cost [Member]
Current
Trade accounts payable
Loans,financing and debentures	[1]
Related-party transactions
Noncurrent
Loans,financing and debentures	[1]
Quoted prices in active markets (Level 1) [Member] | Financial assets measured at amortized cost [Member]
Current
Trade accounts receivable, net
Related-party transactions
Quoted prices in active markets (Level 1) [Member] | Financial assets measured at fair value through profit and loss [Member]
Current
Cash equivalents		81,013		81,213
Marketable securities		4,038		11,215
Receivable from sale of farm, net			[2]
Derivative financial instruments	[3]	3,084		21,006
Noncurrent
Marketable securities		9,114		18,226
Receivable from sale of farm			[2]
Derivative financial instruments	[3]	27
Biological assets
Quoted prices in active markets (Level 1) [Member] | Non-financial assets measured at fair value [Member]
Current
Biological assets				2,203
Noncurrent
Biological assets
Quoted prices in active markets (Level 1) [Member] | Non-financial assets measured at cost [Member]
Noncurrent
Investment properties
Quoted prices in active markets (Level 1) [Member] | Financial liabilities measured at fair value through profit and loss [Member]
Current
Finance lease sugarcane crop - Partnership III		254
Derivative financial instruments	[3]	9,127		1,275
Noncurrent
Finance lease sugarcane crop - Partnerships III and IV
Derivative financial instruments	[3]
Significant observable data (Level 2) [Member] | Financial liabilities measured at amortized cost [Member]
Current
Trade accounts payable		63,959		48,518
Loans,financing and debentures	[1]	76,608		68,412
Related-party transactions		2,405		1,831
Noncurrent
Loans,financing and debentures	[1]	209,245		187,393
Significant observable data (Level 2) [Member] | Financial assets measured at amortized cost [Member]
Current
Trade accounts receivable, net		71,295		57,185
Related-party transactions		1,987		166
Significant observable data (Level 2) [Member] | Financial assets measured at fair value through profit and loss [Member]
Current
Cash equivalents
Marketable securities
Receivable from sale of farm, net			[2]	21,372
Derivative financial instruments	[3]	2,822		7,293
Noncurrent
Marketable securities
Receivable from sale of farm			[2]	55,423
Derivative financial instruments	[3]	986		4,053
Biological assets				34,053
Significant observable data (Level 2) [Member] | Non-financial assets measured at fair value [Member]
Current
Biological assets		13,887
Noncurrent
Biological assets		23,235
Significant observable data (Level 2) [Member] | Non-financial assets measured at cost [Member]
Noncurrent
Investment properties
Significant observable data (Level 2) [Member] | Financial liabilities measured at fair value through profit and loss [Member]
Current
Finance lease sugarcane crop - Partnership III		254		1,676
Derivative financial instruments	[3]	1,928		9,214
Noncurrent
Finance lease sugarcane crop - Partnerships III and IV		20,943		18,539
Derivative financial instruments	[3]			2,145
Significant non-observable data (Level 3) [Member] | Financial liabilities measured at amortized cost [Member]
Current
Trade accounts payable
Loans,financing and debentures	[1]
Related-party transactions
Noncurrent
Loans,financing and debentures	[1]
Significant non-observable data (Level 3) [Member] | Financial assets measured at amortized cost [Member]
Current
Trade accounts receivable, net
Related-party transactions
Significant non-observable data (Level 3) [Member] | Financial assets measured at fair value through profit and loss [Member]
Current
Cash equivalents
Marketable securities
Receivable from sale of farm, net		41,351	[2]
Derivative financial instruments	[3]
Noncurrent
Marketable securities
Receivable from sale of farm		180,597	[2]
Derivative financial instruments	[3]
Biological assets
Significant non-observable data (Level 3) [Member] | Non-financial assets measured at fair value [Member]
Current
Biological assets		85,994		5,979
Noncurrent
Biological assets
Significant non-observable data (Level 3) [Member] | Non-financial assets measured at cost [Member]
Noncurrent
Investment properties		1,471,248		1,385,780
Significant non-observable data (Level 3) [Member] | Financial liabilities measured at fair value through profit and loss [Member]
Current
Finance lease sugarcane crop - Partnership III
Derivative financial instruments	[3]
Noncurrent
Finance lease sugarcane crop - Partnerships III and IV
Derivative financial instruments	[3]

[1]	The book value of loans and financing presented in the financial statements approximates the fair value, since the rates of these instruments are substantially subsidized and there is no intention of early settlement;
[2]	Due to market volatility, one of the non-observable inputs became significant and the receivables from sales of farms were reclassified from Level 2 to Level 3. The Company's policy is to recognize transfers from and to Level 3 on the date of the event or change in the circumstances that caused the transfer.
[3]	The derivative transactions negotiated at active market are measured at fair value at Level 1, over-the-counter transactions are measured at Level 2, as presented in the table above